Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Employee Benefit Plans

8.    PENSION AND OPEB PLANS

Pension Plans

We sponsor the Oncor Retirement Plan and also have liabilities under the Vistra Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Internal Revenue Code of 1986, as amended, and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  We also have a supplemental pension plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plans.  See Note 10 to Financial Statements in our 2018 Form 10-K for additional information regarding pension plans.

OPEB Plans

We currently sponsor two OPEB plans. One plan covers our eligible current and future retirees whose services are 100% attributed to the regulated business.  Effective January 1, 2018, we established a second plan to cover EFH Corp./Vistra retirees and eligible current and future retirees whose employment services were assigned to both Oncor (or a predecessor regulated utility business) and the non-regulated business of EFH Corp./Vistra.  Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.  See Note 10 to Financial Statements in our 2018 Form 10-K for additional information.

Pension and OPEB Costs

Our net costs related to pension plans and the Oncor OPEB Plans for the three and six months ended June 30, 2019 and 2018 were comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Components of net allocated pension costs:
Service cost	$6	$7	$13	$14
Interest cost	32	30	64	60
Expected return on assets	(30)	(30)	(60)	(60)
Amortization of net loss	8	12	15	24
Net pension costs	16	19	32	38
Components of net OPEB costs:
Service cost	1	2	3	4
Interest cost	11	11	22	22
Expected return on assets	(2)	(2)	(4)	(4)
Amortization of prior service cost	(5)	(7)	(10)	(14)
Amortization of net loss	5	14	9	28
Net OPEB costs	10	18	20	36
Total net pension and OPEB costs	26	37	52	74
Less amounts deferred principally as property or a regulatory asset	(7)	(18)	(14)	(35)
Net amounts recognized as operation and maintenance expense or other deductions	$19	$19	$38	$39

The discount rates reflected in net pension and OPEB costs in 2019 are 4.16%,  4.40% and 4.41% for the Oncor Retirement Plan, the Vistra Retirement Plan and the Oncor OPEB Plans, respectively.  The expected return on pension and OPEB plan assets reflected in the 2019 cost amounts are 5.43%,  5.29% and 6.19% for the Oncor Retirement Plan, the Vistra Retirement Plan and the Oncor OPEB Plans, respectively.

Pension and OPEB Plans Cash Contributions

We made cash contributions to the pension plans and Oncor OPEB Plans of $12 million and $18 million, respectively, during the six months ended June 30, 2019.  We expect to make additional cash contributions to the pension plans and Oncor OPEB Plans of $29 million and $17 million, respectively, during the remainder of 2019.  Our aggregate pension plans and Oncor OPEB Plans funding is expected to total approximately $538 million and $179 million, respectively, in the 2019 to 2023 period based on the latest actuarial projections.

10.    EMPLOYEE BENEFIT PLANS

Regulatory Recovery of Pension and OPEB Costs

PURA provides for our recovery of pension and OPEB costs applicable to services of our active and retired employees, as well as services of certain EFH Corp./Vistra active and retired employees for periods prior to the deregulation and disaggregation of EFH Corp.’s electric utility businesses effective January 1, 2002 (recoverable service).  Accordingly, in 2005, we entered into an agreement with a predecessor of EFH Corp. whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel’s recoverable service.  We subsequently entered into agreements with EFH Corp. and a Vistra affiliate regarding provision of these benefits.  Pursuant to our agreement with the Vistra affiliate, we now sponsor an OPEB plan that provides certain retirement healthcare and life insurance benefits to eligible former Oncor, EFH Corp. and Vistra employees for whom both Oncor and Vistra bear a portion of the benefit responsibility.  See “OPEB Plans” below for more information.

We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings related to recoverable service.  Amounts deferred are ultimately subject to regulatory approval.  At December 31, 2018 and 2017, we had recorded regulatory assets totaling $1.018 billion and $1.215 billion, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.

We have also assumed primary responsibility for pension benefits of a closed group of retired and terminated vested plan participants not related to our regulated utility business (non-recoverable service) in a 2012 transaction. Any retirement costs associated with non-recoverable service is not recoverable through rates.

Pension Plans

We sponsor the Oncor Retirement Plan and also have liabilities under the Vistra Retirement Plan (formerly EFH Retirement Plan), both of which are qualified pension plans under Section 401(a) of the Code, and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings.  The interest component of the Cash Balance Formula is variable and is determined using the yield on 30-year Treasury bonds.  Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.

All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula.  Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula.  It is the sponsors’ policy to fund the plans on a current basis to the extent required under existing federal tax and ERISA regulations.

We also have the Supplemental Retirement Plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plan. Supplemental Retirement Plan amounts are included in the reported pension amounts below.

At December 31, 2018, the pension plans’ projected benefit obligation included a net actuarial gain of $232 million for 2018 due primarily to an increase in the discount rate.  Actual returns on pension plan assets in 2018 were less than the expected return on assets by $299 million resulting in a net actuarial loss of $67 million.  We expect the pension plans’ estimated amortizations of net actuarial losses to decrease by $20 million in 2019 reflecting these changes.

OPEB Plans

We currently sponsor two OPEB Plans. One plan covers our eligible current and future retirees whose services are 100% attributed to the regulated business.  Effective January 1, 2018, we established a second plan to cover EFH Corp./Vistra retirees and eligible current and future retirees whose employment services were assigned to both Oncor (or a predecessor regulated utility business) and the non-regulated business of EFH Corp./Vistra.  Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.  The establishment of the second plan is not expected to have an impact on our financial statements.

OPEB plans’ contributions are generally required to be made at least annually based on OPEB expense included in rates.  Contributions are placed in an irrevocable external trust fund dedicated to the payment of OPEB expenses.

At December 31, 2018, the OPEB plans’ projected benefit obligation included a net actuarial gain of $196 million for 2018 including $88 million from an increase in the discount rate and $108 million from changes associated with updates to census data, mortality, health care claims and trend assumptions.  Actual returns on OPEB plans’ assets in 2018 were less than the expected return on assets by $19 million resulting in a net actuarial gain of $177 million.  We expect the OPEB plans’ estimated amortizations of net actuarial losses to decrease by $38 million in 2019 reflecting these changes.

Pension and OPEB Costs Recognized as Expense

Pension and OPEB amounts provided herein include amounts related only to our portion of the various plans based on actuarial computations and reflect our employee and retiree demographics as described above.  Our net costs related to pension and OPEB plans for the years ended December 31, 2018, 2017 and 2016 were comprised of the following:

	Year Ended December 31,
	2018	2017	2016

Pension costs	$77	$85	$76
OPEB costs	70	58	62
Total benefit costs	147	143	138
Less amounts recognized principally as property or a regulatory asset	(69)	(98)	(100)
Net amounts recognized as operation and maintenance expense or other deductions	$78	$45	$38

The calculated value method is used to determine the market-related value of the assets held in the trust for purposes of calculating our pension costs.  Realized and unrealized gains or losses in the market-related value of assets are included over a rolling four-year period.  Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value.  Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.

The fair value method is used to determine the market-related value of the assets held in the trust for purposes of calculating OPEB cost.

Detailed Information Regarding Pension and OPEB Benefits

The following pension and OPEB information is based on December 31, 2018, 2017 and 2016 measurement dates:

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	3.54%	4.05%	4.30%	3.73%	4.35%	4.60%
Expected return on plan assets	5.11%	5.17%	5.54%	6.20%	6.10%	6.30%
Rate of compensation increase	4.46%	3.33%	3.29%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$27	$24	$23	$8	$7	$7
Interest cost	121	131	134	44	47	49
Expected return on assets	(120)	(115)	(122)	(9)	(8)	(9)
Amortization of prior service cost (credit)	-	-	-	(30)	(20)	(20)
Amortization of net loss	49	45	41	57	32	35
Net periodic pension and OPEB costs	$77	$85	$76	$70	$58	$62

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$67	$(11)	$41	$(177)	$139	$10
Amortization of net loss	(49)	(45)	(41)	(57)	(32)	(35)
Plan amendments	-	-	-	-	(78)	-
Amortization of prior service (cost) credit	-	-	-	30	20	20
Total recognized as regulatory assets or other comprehensive income	18	(56)	-	(204)	49	(5)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$95	$29	$76	$(134)	$107	$57

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.18%	3.54%	4.05%	4.41%	3.73%	4.35%
Rate of compensation increase	4.53%	4.46%	3.33%	-	-	-

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,500	$3,307	$1,198	$1,116
Service cost	27	24	8	7
Interest cost	121	131	44	47
Participant contributions	-	-	19	19
Plan amendments	-	-	-	(78)
Actuarial (gain) loss	(232)	201	(196)	154
Benefits paid	(175)	(163)	(67)	(67)
Annuity purchase	(79)	-	-	-
Projected benefit obligation at end of year	$3,162	$3,500	$1,006	$1,198
Accumulated benefit obligation at end of year	$3,069	$3,387	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,600	$2,287	$149	$143
Actual return (loss) on assets	(179)	327	(10)	23
Employer contributions	82	149	41	31
Participant contributions	-	-	19	19
Benefits paid	(175)	(163)	(67)	(67)
Annuity purchase	(79)	-	-	-
Fair value of assets at end of year	$2,249	$2,600	$132	$149

Funded Status:
Projected benefit obligation at end of year	$(3,162)	$(3,500)	$(1,006)	$(1,198)
Fair value of assets at end of year	2,249	2,600	132	149
Funded status at end of year	$(913)	$(900)	$(874)	$(1,049)

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(4)	$(7)	$(12)
Other noncurrent liabilities	(909)	(896)	(867)	(1,037)
Net liability recognized	$(913)	$(900)	$(874)	$(1,049)
Regulatory assets:
Net loss	$534	$538	$171	$402
Prior service cost (credit)	-	-	(57)	(86)
Net regulatory asset recognized	$534	$538	$114	$316
Accumulated other comprehensive net loss	$147	$124	$1	$3

The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2018	2017

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.60%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2026	2026

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.70%	9.40%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2026

	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$124	$(103)
Effect on postretirement benefits cost	7	(5)

The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2018	2017

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,162	$3,316
Accumulated benefit obligations	3,069	3,207
Plan assets	2,249	2,409

Pension and OPEB Plans Investment Strategy and Asset Allocations

Our investment objective for the retirement plans is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions.  Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities.  International equity, real estate securities and credit strategies (high yield bonds, emerging market debt and bank loans) are used to further diversify the equity portfolio.  International equity securities may include investments in both developed and emerging international markets.  Fixed income securities include primarily corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments.  Our investment strategy for fixed income investments is to maintain a high grade portfolio of securities, which assists us in managing the volatility and magnitude of plan contributions and expense while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.

The Oncor Retirement Plan’s investments are managed in two pools: one pool associated with the recoverable service portion of plan obligations related to Oncor’s regulated utility business, and a second pool associated with the non-recoverable service portion of plan obligations not related to Oncor’s regulated utility business.  Each pool is invested in a broadly diversified portfolio as shown below.  The second pool represents 28% of total investments at December 31, 2018.

The target asset allocation ranges of the pension plan’s investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable

International equities	13% - 21%	6% - 12%
U.S. equities	16% - 24%	8% - 14%
Real estate	3% - 7%	-
Credit strategies	5% - 10%	5% - 9%
Fixed income	45% - 55%	68% - 78%

Our investment objective for the OPEB plans primarily follows the objectives of the pension plans discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.  The actual amounts at December 31, 2018 provided below are consistent with the asset allocation targets.

Fair Value Measurement of Pension Plans’ Assets

At December 31, 2018 and 2017, pension plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$-	$-	$-
Equity securities:
U.S.	170	2	-	172
International	239	-	-	239
Fixed income securities:
Corporate bonds (a)	-	930	-	930
U.S. Treasuries	-	110	-	110
Other (b)	-	69	-	69
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$409	$1,111	$3	1,523
Total assets measured at net asset value (c)				726
Total fair value of plan assets				$2,249

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$11	$-	$11
Equity securities:
U.S.	235	2	-	237
International	271	-	-	271
Fixed income securities:
Corporate bonds (a)	-	1,081	-	1,081
U.S. Treasuries	-	251	-	251
Other (b)	-	44	-	44
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$506	$1,389	$3	1,898
Total assets measured at net asset value (c)				702
Total fair value of plan assets				$2,600

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy.  The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Fair Value Measurement of OPEB Plans’ Assets

At December 31, 2018 and 2017, OPEB plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$15	$-	$-	$15
Equity securities:
U.S.	21	-	-	21
International	22	-	-	22
Fixed income securities:
Corporate bonds (a)	-	26	-	26
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$86	$30	$-	116
Total assets measured at net asset value (c)				16
Total fair value of plan assets				$132

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$1	$1	$-	$2
Equity securities:
U.S.	35	-	-	35
International	33	-	-	33
Fixed income securities:
Corporate bonds (a)	-	30	-	30
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$97	$35	$-	132
Total assets measured at net asset value (c)				17
Total fair value of plan assets				$149

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Expected Long-Term Rate of Return on Assets Assumption

The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies.  The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.70%	401(h) accounts	6.63%
U.S. equity securities	6.60%	Life insurance VEBA	6.08%
Real estate	5.40%	Union VEBA	6.08%
Credit strategies	5.58%	Non-union VEBA	2.90%
Fixed income securities	4.30%	Weighted average	6.19%
Weighted average (a)	5.64%

_____________

(a)The 2019 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.91%, and for Oncor's portion of the Vistra Retirement Plan is 5.29%.

Significant Concentrations of Risk

The plans’ investments are exposed to risks such as interest rate, capital market and credit risks.  We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers.  While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so.  There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.

Assumed Discount Rate

For the Oncor retirement plans at December 31, 2018, we selected the assumed discount rate using the Aon AA-AAA Bond Universe yield curve, which is based on corporate bond yields and at December 31, 2018 consisted of  1,044 corporate bonds with an average rating of AA and AAA using Moody’s, S&P and Fitch ratings.  For the Oncor OPEB Plans at December 31, 2018, we selected the assumed discount rate using the Aon AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2018 consisted of 377 corporate bonds with an average rating of AA using Moody’s, S&P and Fitch ratings.

Amortization in 2019

In 2019, amortization of the net actuarial loss for the defined benefit pension plans from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $26 million and $3 million, respectively.  No amortization of prior service credit is expected in 2019 for the defined benefit pension plans.  Amortization of the net actuarial loss for the OPEB plans from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $19 million and zero, respectively.  Amortization of prior service credit for the OPEB plans from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $19 million and zero, respectively.

Pension and OPEB Plans Cash Contributions

Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2018	2017	2016

Pension plans contributions	$82	$149	$4
OPEB plans contributions	41	31	31
Total contributions	$123	$180	$35

Our funding for the pension plans and the Oncor OPEB Plans is expected to total $41 million and $35 million, respectively in 2019 and approximately $538 million and $179 million, respectively, in the 2019 to 2023 period.

Future Benefit Payments

Estimated future benefit payments to participants are as follows:

	2019	2020	2021	2022	2023	2024-28

Pension plans	$183	$187	$192	$196	$200	$1,031
OPEB plans	$53	$56	$58	$61	$63	$320

Thrift Plan

Our employees are eligible to participate in a qualified savings plan, a participant-directed defined contribution plan intended to qualify under Section 401(a) of the Code, and is subject to the provisions of ERISA.  Under the plan, employees may contribute, through pre-tax salary deferrals and/or after-tax applicable payroll deductions, a portion of their regular salary or wages as permitted under law.  Employer matching contributions are made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the Oncor Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the Oncor Retirement Plan.  Employer matching contributions are made in cash and may be allocated by participants to any of the plan's investment options.  Our contributions to the Oncor Thrift Plan totaled $19 million, $17 million and $15 million for the years ended December 31, 2018, 2017 and 2016, respectively.